EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED OCTOBER 31, 2013 TO

PROSPECTUS DATED JULY 31, 2013

Effective October 28, 2013, Shaun Murphy is no longer a portfolio manager of the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund and International Equity Index Fund. All references to Mr. Murphy in the Prospectus are hereby deleted.

Effective October 28, 2013, Chad M. Rakvin is no longer a portfolio manager of the Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund. All references to Mr. Rakvin in the Prospectus are hereby deleted.

Steven J. Santiccioli will continue to manage the Emerging Markets Equity Index Fund and International Equity Index Fund. Thomas E. O’Brien will continue to manage the Global Real Estate Index Fund and Global Sustainability Index Fund. Brent Reeder will continue to manage the Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	INDX SPT (10/13)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

NORTHERN EQUITY INDEX FUNDS

SUPPLEMENT DATED OCTOBER 31, 2013 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2013

Effective October 28, 2013, Shaun Murphy is no longer a portfolio manager of the Emerging Markets Equity Index Fund, Global Real Estate Index Fund, Global Sustainability Index Fund and International Equity Index Fund. All references to Mr. Murphy in the SAI are hereby deleted.

Effective October 28, 2013, Chad M. Rakvin is no longer a portfolio manager of the Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund. All references to Mr. Rakvin in the SAI are hereby deleted.

Steven J. Santiccioli will continue to manage the Emerging Markets Equity Index Fund and International Equity Index Fund. Thomas E. O’Brien will continue to manage the Global Real Estate Index Fund and Global Sustainability Index Fund. Brent Reeder will continue to manage the Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund.